Subsequent Events (Details Narrative) - USD ($)					2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 28, 2025	Oct. 08, 2025	Sep. 30, 2025	Aug. 27, 2025	Nov. 19, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 07, 2025	Oct. 06, 2025
Subsequent Event [Line Items]
Principal amount									$ 1,473,888
Number of shares issued, value						$ 494,370		$ 264,120
Common stock, shares authorized			200,000,000			200,000,000		200,000,000	200,000,000
Common stock value new issues									$ 50,000
Principal amount								$ 723,889	212,083
Share price								$ 0.0199
Liabilities, Fair Value Disclosure									$ 0
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued as financing costs, shares									3,333,333
Shares issued for conversion						14,980,901			1,000,000
Common stock value new issues									$ 3,333
Share price			$ 0.033			$ 0.033
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized										900,000,000	200,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion Price		$ 0.033
Principal amount		$ 2,270,000
Net proceeds		1,929,500
Principal amount		340,500
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion ratio of stock	Company increased the conversion ratio applicable to its Series B Convertible Preferred Stock from 5,000:1 to 8,366:1.
Shares issued for conversion	1,950
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock issued as financing costs, shares			133,333	216,667
Purchase price			$ 24,000,000.0	$ 39,000,000.0
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued as financing costs, shares					1,399,521
Cashless exercise of warrants					1,969,697
Shares issued for conversion	16,313,700			6,000
Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price				$ 0.02
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price				$ 0.03
Subsequent Event [Member] | Common Stock [Member] | Equity Purchase Agreement And Warrant [Member]
Subsequent Event [Line Items]
Common stock value new issues		$ 25,000,000
Warrant to purchase, shares		6,000,000
Class of warrant or right, exercise price, per share		$ 0.10
Subsequent Event [Member] | Earnout Shares [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock issued as financing costs, shares			25,000	41,667
Loan #17 [Member]
Subsequent Event [Line Items]
Principal amount									60,000
Conversion Price								$ 0.033
Principal amount
Loan #17 [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued					4,285,994
Principal amount					$ 102,600
Accrued interest					33,589
Fees					5,250
Number of shares issued, value					$ 141,439
Conversion Price					$ 0.033